Quarterly Financial Information - Summary of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 2,790	$ 5,967	$ 1,346	$ 4,500	$ 2,730	$ 2,894	$ 738	$ 1,509	$ 1,999		$ 14,543	$ 7,140	$ 5,251
Gross profit	1,138	1,501	269	1,102	935	626	217	825	1,139		3,807	2,807	3,079
Net loss	(10,246)	(9,991)	(6,110)	(1,639)	(10,749)	(17,096)	(13,802)	(3,912)	(3,984)	(18,498)	(28,489)	(38,794)	(13,180)
Deemed dividend on convertible notes				(1,378)		(786)			(1,253)	(1,378)	(1,378)	(2,039)
Net loss attributable to common stockholders		$ (9,991)	$ (6,110)	$ (3,017)	$ (10,749)	$ (17,882)	$ (13,802)	$ (3,912)	$ (5,237)	$ (19,876)	$ (29,867)	$ (40,833)	$ (13,180)
Net loss per common share:
Basic		$ (0.52)	$ (0.47)	$ (2.36)	$ (8.48)	$ (14.11)	$ (10.94)	$ (3.13)	$ (4.20)		$ (3.42)	$ (32.48)	$ (10.64)
Diluted		$ (0.52)	$ (0.80)	$ (2.67)	$ (8.48)	$ (14.11)	$ (10.94)	$ (3.13)	$ (4.20)	$ (4.63)	$ (3.94)	$ (32.48)	$ (10.64)